2. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 29,000	$ 28,000